Revenue and Expenses, Other Expenses (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Expenses [Line Items]
Other noninterest expense		$ 4,001	$ 5,849	$ 3,932
FDIC proposed special assessment, pre-tax	$ 1,900	243
Regulatory charges and assessments expense, including FDIC assessment expense [Member]
Schedule of Expenses [Line Items]
Other noninterest expense		$ 1,400	$ 3,100	$ 860